------------------------
                                                        OMB APPROVAL
                                                        ------------------------
                                                        OMB Number: 3235-0578

                                                        Expires: April 30, 2010

                                                        Estimated average burden
                                                        hours per response: 10.5
                                                        ------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07324
                                   ---------------------------------------------

                         Gardner Lewis Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

285 Wilmington-West Chester Pike    Chadds Ford, Pennsylvania            19317
--------------------------------------------------------------------------------
          (Address of principal executive offices)                    (Zip code)

                               Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (610) 558-2800
                                                    ----------------------------

Date of fiscal year end:    October 31, 2007
                         -------------------------------------------------------

Date of reporting period:   July 31, 2007
                          ------------------------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

THE CHESAPEAKE GROWTH FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

================================================================================================================
     SHARES           COMMON STOCKS -- 99.1%                                                          VALUE
----------------------------------------------------------------------------------------------------------------
                      ADVERTISING -- 2.1%
      4,200           Omnicom Group, Inc.                                                      $         217,854
                                                                                               -----------------

                      APPAREL -- 2.0%
      4,600           Coach, Inc. *                                                                      209,116
                                                                                               -----------------

                      BANKS -- 2.7%
      4,400           Northern Trust Corp.                                                               274,824
                                                                                               -----------------

                      BIOTECHNOLOGY -- 2.3%
      2,500           Celgene Corp. *                                                                    151,400
      1,400           Genzyme Corp. *                                                                     88,298
                                                                                               -----------------
                                                                                                         239,698
                                                                                               -----------------
                      CHEMICALS -- 3.2%
      5,100           Monsanto Co.                                                                       328,695
                                                                                               -----------------

                      COMPUTERS -- 4.6%
      4,200           MICROS Systems, Inc. *                                                             223,776
      4,900           NCR Corp. *                                                                        255,878
                                                                                               -----------------
                                                                                                         479,654
                                                                                               -----------------
                      DIVERSIFIED FINANCIAL SERVICES -- 2.4%
        450           CME Group, Inc.                                                                    248,625
                                                                                               -----------------

                      ELECTRIC -- 2.7%
     10,800           Reliant Energy, Inc. *                                                             277,344
                                                                                               -----------------

                      ENGINEERING & CONSTRUCTION -- 5.6%
      2,000           Foster Wheeler Ltd. *                                                              224,780
      4,250           McDermott International, Inc. *                                                    352,495
                                                                                               -----------------
                                                                                                         577,275
                                                                                               -----------------
                      ENTERTAINMENT -- 1.9%
      5,800           Scientific Games Corp. - Class A *                                                 198,998
                                                                                               -----------------

                      ENVIRONMENTAL CONTROL -- 2.2%
      7,300           Republic Services, Inc.                                                            233,235
                                                                                               -----------------

                      HEALTH CARE - PRODUCTS -- 5.5%
      1,600           Alcon, Inc.                                                                        218,400
     12,650           Boston Scientific Corp. *                                                          166,348
      4,400           St. Jude Medical, Inc. *                                                           189,816
                                                                                               -----------------
                                                                                                         574,564
                                                                                               -----------------

THE CHESAPEAKE GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

================================================================================================================
     SHARES           COMMON STOCKS -- 99.1% (CONTINUED)                                              VALUE
----------------------------------------------------------------------------------------------------------------
                      HEALTH CARE - SERVICES -- 7.0%
      3,500           Covance, Inc. *                                                          $         246,995
      2,200           Health Net, Inc. *                                                                 108,988
      5,700           Humana, Inc. *                                                                     365,313
                                                                                               -----------------
                                                                                                         721,296
                                                                                               -----------------
                      INSURANCE -- 5.1%
      5,810           CIGNA Corp.                                                                        300,028
      5,200           Hilb Rogal & Hobbs Co.                                                             225,160
                                                                                               -----------------
                                                                                                         525,188
                                                                                               -----------------
                      INTERNET -- 6.9%
      4,200           CheckFree Corp. *                                                                  154,728
        705           Google, Inc. *                                                                     359,550
     15,800           HLTH Corp. *                                                                       200,028
                                                                                               -----------------
                                                                                                         714,306
                                                                                               -----------------
                      INVESTMENT COMPANIES -- 2.0%
      5,400           American Capital Strategies Ltd.                                                   205,038
                                                                                               -----------------

                      LODGING -- 2.7%
      2,920           Wynn Resorts Ltd. *                                                                281,955
                                                                                               -----------------

                      MEDIA -- 1.8%
      7,600           Grupo Televisa S.A. - ADR                                                          191,900
                                                                                               -----------------

                      OFFICE/BUSINESS EQUIPEMENT -- 1.0%
      5,950           Xerox Corp. *                                                                      103,887
                                                                                               -----------------

                      OIL & GAS SERVICES -- 3.9%
      1,200           National Oilwell Varco, Inc. *                                                     144,132
      4,755           Weatherford International Ltd.                                                     263,094
                                                                                               -----------------
                                                                                                         407,226
                                                                                               -----------------
                      PACKAGING & CONTAINERS -- 2.1%
      9,000           Crown Holdings, Inc. *                                                             221,040
                                                                                               -----------------

                      PHARMACEUTICALS -- 1.7%
      9,000           Biovail Corp.                                                                      171,810
                                                                                               -----------------

                      REAL ESTATE -- 2.0%
      6,000           CB Richard Ellis Group, Inc. *                                                     209,520
                                                                                               -----------------

                      REAL ESTATE INVESTMENT TRUSTS -- 0.4%
      4,200           RAIT Financial Trust                                                                43,512
                                                                                               -----------------

THE CHESAPEAKE GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

================================================================================================================
     SHARES           COMMON STOCKS -- 99.1% (CONTINUED)                                              VALUE
----------------------------------------------------------------------------------------------------------------
                      RETAIL -- 8.1%
      5,800           Best Buy Co., Inc.                                                       $         258,622
      7,700           Circuit City Stores, Inc.                                                           91,630
      3,000           Dick's Sporting Goods, Inc. *                                                      168,690
      2,100           J.C. Penney Co., Inc.                                                              142,884
      7,800           Staples, Inc.                                                                      179,556
                                                                                               -----------------
                                                                                                         841,382
                                                                                               -----------------
                      SEMICONDUCTORS -- 6.1%
      6,150           Broadcom Corp. - Class A *                                                         201,782
      7,070           MEMC Electronic Materials, Inc. *                                                  433,532
                                                                                               -----------------
                                                                                                         635,314
                                                                                               -----------------
                      SOFTWARE -- 2.3%
     13,800           Activision, Inc. *                                                                 236,118
                                                                                               -----------------

                      TELECOMMUNICATIONS -- 8.8%
      3,200           Anixter International, Inc. *                                                      264,480
     11,600           Corning, Inc.                                                                      276,544
      2,600           Millicom International Cellular S.A. *                                             208,780
      3,900           QUALCOMM, Inc.                                                                     162,435
                                                                                               -----------------
                                                                                                         912,239
                                                                                               -----------------

                      TOTAL COMMON STOCKS (Cost $8,009,319)                                    $      10,281,613
                                                                                               -----------------

================================================================================================================
     SHARES           MONEY MARKET FUNDS -- 2.1%                                                      VALUE
----------------------------------------------------------------------------------------------------------------

    217,437           Merrimac U.S. Government Series Fund - Premium Class (Cost $217,437)     $         217,437
                                                                                               -----------------

                      TOTAL INVESTMENTS AT VALUE -- 101.2% (Cost $8,226,756)                   $      10,499,050

                      LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.2%)                                   (122,761)
                                                                                               -----------------

                      NET ASSETS -- 100.0%                                                     $      10,376,289
                                                                                               =================


* Non-income producing security.
ADR - American Depositary Receipt.

See accompanying notes to Schedule of Investments.

THE CHESAPEAKE GROWTH FUND

NOTES TO SCHEDULE OF INVESTMENTS

JULY 31, 2007 (UNAUDITED)


1.  SECURITIES VALUATION

The Chesapeake Growth Fund's (the "Fund") investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales prices as of 4:00 p.m. Eastern Time. Securities traded on NASDAQ are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or
(iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.


2. INVESTMENT TRANSACTIONS

Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.


3. FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of July 31, 2007:


            Tax cost of portfolio investments                   $     8,312,476
                                                                ===============

            Gross unrealized appreciation                       $     2,534,699
            Gross unrealized depreciation                              (348,125)
                                                                ---------------

            Net unrealized appreciation                         $     2,186,574
                                                                ===============


The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to losses deferred due to wash sales.

THE CHESAPEAKE AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

=======================================================================================================
     SHARES        COMMON STOCKS -- 96.1%                                                     VALUE
-------------------------------------------------------------------------------------------------------
                   APPAREL -- 1.3%
     6,000         Quiksilver, Inc. *                                                    $       76,980
                                                                                         --------------

                   AUTO PARTS & EQUIPMENT -- 2.7%
     3,400         Keystone Automotive Industries, Inc. *                                       158,984
                                                                                         --------------

                   BANKS -- 1.1%
     1,200         SVB Financial Group *                                                         63,216
                                                                                         --------------

                   BIOTECHNOLOGY -- 1.8%
     3,600         Omrix Biopharmaceuticals, Inc. *                                             103,248
                                                                                         --------------

                   COAL -- 1.7%
     2,400         CONSOL Energy, Inc.                                                           99,960
                                                                                         --------------

                   COMMERCIAL SERVICES -- 4.0%
     1,500         Advisory Board Co. (The) *                                                    77,235
     4,800         Healthspring, Inc. *                                                          82,080
     3,300         Net 1 UEPS Technologies, Inc. *                                               75,339
                                                                                         --------------
                                                                                                234,654
                                                                                         --------------
                   COMPUTERS -- 6.4%
     2,150         Cognizant Technology Solutions Corp. *                                       174,107
     1,800         MICRO Systems, Inc. *                                                         95,904
     6,600         NCI, Inc. - Class A *                                                        102,894
                                                                                         --------------
                                                                                                372,905
                                                                                         --------------
                   DIVERSIFIED FINANCIAL SERVICES -- 1.6%
     3,600         Advanta Corp. - Class B                                                       92,376
                                                                                         --------------

                   ELECTRICAL COMPONENTS & EQUIPMENT -- 2.1%
     4,400         Advanced Energy Industries, Inc. *                                            77,924
    11,700         Power-One, Inc. *                                                             46,332
                                                                                         --------------
                                                                                                124,256
                                                                                         --------------
                   ENGINEERING & CONSTRUCTION -- 3.1%
     2,200         McDermott International, Inc. *                                              182,468
                                                                                         --------------

                   ENTERTAINMENT -- 1.5%
     2,500         Scientific Games Corp. - Class A *                                            85,775
                                                                                         --------------

                   HAND/MACHINE TOOLS -- 1.0%
     1,300         Franklin Electric Co., Inc.                                                   60,554
                                                                                         --------------

THE CHESAPEAKE AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

=======================================================================================================
     SHARES         COMMON STOCKS -- 96.1% (CONTINUED)                                       VALUE
-------------------------------------------------------------------------------------------------------
                    HEALTH CARE - PRODUCTS -- 2.7%
     12,400         Cambridge Heart, Inc. *                                              $       47,864
     11,000         STAAR Surgical Co. *                                                         40,150
      5,600         Stereotaxis, Inc. *                                                          73,080
                                                                                         --------------
                                                                                                161,094
                                                                                         --------------
                    HEALTH CARE - SERVICES -- 6.0%
      4,600         LHC Group, Inc. *                                                           111,412
      4,885         Medical Resources, Inc. *                                                         2
      8,436         Skilled Healthcare Group, Inc. - Class A *                                  117,176
      8,930         Sun Healthcare Group, Inc. *                                                120,734
                                                                                         --------------
                                                                                                349,324
                                                                                         --------------
                    INSURANCE -- 4.2%
      8,700         AmCOMP, Inc. *                                                               73,254
      2,300         Hilb Rogal and Hobbs Co.                                                     99,590
      2,890         Tower Group, Inc.                                                            76,585
                                                                                         --------------
                                                                                                249,429
                                                                                         --------------
                    INTERNET -- 5.4%
      2,600         CheckFree Corp. *                                                            95,784
      6,180         Chordiant Software, Inc. *                                                   88,374
      1,550         Equinix, Inc. *                                                             134,711
                                                                                         --------------
                                                                                                318,869
                                                                                         --------------
                    INVESTMENT COMPANIES -- 3.1%
      4,800         American Capital Strategies Ltd.                                            182,256
                                                                                         --------------

                    LODGING -- 2.1%
      2,700         Orient-Express Hotels Ltd.                                                  125,415
                                                                                         --------------

                    MEDIA -- 2.0%
      7,900         World Wrestling Entertainment, Inc. - Class A                               118,500
                                                                                         --------------

                    OIL & GAS -- 2.2%
      3,450         Range Resources Corp.                                                       128,133
                                                                                         --------------

                    PACKAGING & CONTAINERS -- 2.4%
      5,700         Crown Holdings, Inc. *                                                      139,992
                                                                                         --------------

                    PHARMACEUTICALS -- 2.6%
     14,400         ISIS Pharmaceuticals, Inc. *                                                149,904
                                                                                         --------------

THE CHESAPEAKE AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

=======================================================================================================
     SHARES         COMMON STOCKS -- 96.1% (CONTINUED)                                       VALUE
-------------------------------------------------------------------------------------------------------
                    RETAIL -- 8.8%
     13,447         Casual Male Retail Group, Inc. *                                     $      137,428
      5,028         Circuit City Stores, Inc.                                                    59,833
      1,800         Dick's Sporting Goods, Inc. *                                               101,214
      5,900         First Cash Financial Services, Inc. *                                       128,561
      4,900         Stage Stores, Inc.                                                           87,416
                                                                                         --------------
                                                                                                514,452
                                                                                         --------------
                    SEMICONDUCTORS -- 16.1%
     10,200         ANADIGICS, Inc. *                                                           148,206
      8,200         Axcelis Technologies, Inc. *                                                 45,510
     24,725         Kopin Corp. *                                                                94,202
     18,600         LTX Corp. *                                                                  85,374
      2,740         MEMC Electronic Materials, Inc. *                                           168,017
      2,600         PLX Technology, Inc. *                                                       28,704
      7,800         Rudolph Technologies, Inc. *                                                122,070
     11,800         Silicon Image, Inc. *                                                        80,476
      2,900         SiRF Technology Holdings, Inc. *                                             67,976
     15,200         Syntax-Brillian Corp. *                                                     100,624
                                                                                         --------------
                                                                                                941,159
                                                                                         --------------
                    SOFTWARE -- 3.9%
      6,933         Activision, Inc. *                                                          118,624
     14,400         Convera Corp. - Class A *                                                    47,520
     33,900         OpenTV Corp. - Class A *                                                     64,410
                                                                                         --------------
                                                                                                230,554
                                                                                         --------------
                    TELECOMMUNICATIONS -- 4.9%
      5,750         Arris Group, Inc. *                                                          85,215
      5,035         Oplink Communications, Inc. *                                                81,416
     18,000         Sonus Networks, Inc. *                                                      123,120
                                                                                         --------------
                                                                                                289,751
                                                                                         --------------
                    TRANSPORTATION -- 1.4%
      3,400         OceanFreight, Inc. *                                                         81,226
                                                                                         --------------

                    TOTAL COMMON STOCKS (Cost $4,837,659)                                $    5,635,434
                                                                                         --------------

THE CHESAPEAKE AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

=======================================================================================================
      SHARES         MONEY MARKET FUNDS -- 6.7%                                               VALUE
-------------------------------------------------------------------------------------------------------
      91,758        Evergreen Institutional U.S. Government
                       Money Market Fund - Institutional Class                           $       91,758

     299,967        Merrimac U.S. Government Series Fund - Premium Class                        299,967
                                                                                         --------------
                    TOTAL MONEY MARKET FUNDS (Cost $391,725)                                    391,725
                                                                                         --------------

                    TOTAL INVESTMENTS AT VALUE -- 102.8% (Cost $5,229,384)               $    6,027,159

                    LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.8%)                            (165,746)
                                                                                         --------------

                    NET ASSETS -- 100.0%                                                 $    5,861,413
                                                                                          ==============


* Non-income producing security.
ADR - American Depositary Receipt.

See accompanying notes to Schedule of Investments.

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

NOTES TO SCHEDULE OF INVESTMENTS

JULY 31, 2007 (UNAUDITED)


1.  SECURITIES VALUATION

The Chesapeake Aggressive Growth Fund's (the "Fund") investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales prices as of 4:00 p.m. Eastern Time. Securities traded on NASDAQ are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.


2. INVESTMENT TRANSACTIONS

Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.


3. FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of July 31, 2007:


            Tax cost of portfolio investments                    $    5,252,762
                                                                 ===============

            Gross unrealized appreciation                        $    1,280,578
            Gross unrealized depreciation                              (506,181)
                                                                 ---------------

            Net unrealized appreciation                          $      774,397
                                                                 ===============

The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to losses deferred due to wash sales.

THE CHESAPEAKE CORE GROWTH FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

===============================================================================================================
        SHARES      COMMON STOCKS -- 99.6%                                                          VALUE
---------------------------------------------------------------------------------------------------------------
                    ADVERTISING -- 0.5%
        93,650      Omnicom Group, Inc.                                                        $      4,857,626
                                                                                               ----------------

                    APPAREL -- 3.6%
       425,795      Coach, Inc. *                                                                    19,356,641
       262,600      Nike, Inc.  - Class B                                                            14,823,770
                                                                                               ----------------
                                                                                                     34,180,411
                                                                                               ----------------
                    BIOTECHNOLOGY -- 2.3%
       127,450      Genzyme Corp. *                                                                   8,038,272
       365,280      Gilead Sciences, Inc. *                                                          13,599,374
                                                                                               ----------------
                                                                                                     21,637,646
                                                                                               ----------------
                    CHEMICALS -- 2.6%
       380,660      Monsanto Co.                                                                     24,533,537
                                                                                               ----------------

                    COMMERCIAL SERVICES -- 2.0%
       317,700      McKesson Corp.                                                                   18,350,352
                                                                                               ----------------

                    COMPUTERS -- 4.6%
       149,600      Apple, Inc. *                                                                    19,711,296
       447,545      NCR Corp. *                                                                      23,370,800
                                                                                               ----------------
                                                                                                     43,082,096
                                                                                               ----------------
                    COSMETICS/PERSONAL CARE -- 2.1%
       317,995      Procter & Gamble Co. (The)                                                       19,671,171
                                                                                               ----------------

                    DIVERSIFIED FINANCIAL SERVICES -- 9.6%
       408,500      American Express Co.                                                             23,913,590
        31,994      CME Group, Inc.                                                                  17,676,685
             1      Discover Financial Services LLC *                                                        23
       116,100      Goldman Sachs Group, Inc. (The)                                                  21,866,274
       206,100      Morgan Stanley                                                                   13,163,607
       242,600      UBS AG                                                                           13,359,982
                                                                                               ----------------
                                                                                                     89,980,161
                                                                                               ----------------
                    ENGINEERING & CONSTRUCTION -- 2.3%
       264,640      McDermott International, Inc. *                                                  21,949,242
                                                                                               ----------------

                    HEALTH CARE - PRODUCTS -- 5.3%
       152,300      Alcon, Inc.                                                                      20,788,950
       272,100      Baxter International, Inc.                                                       14,395,614
     1,132,375      Boston Scientific Corp. *                                                        14,890,731
                                                                                               ----------------
                                                                                                     50,075,295
                                                                                               ----------------
                    HEALTH CARE - SERVICES -- 3.8%
       550,970      Humana, Inc. *                                                                   35,311,667
                                                                                               ----------------

THE CHESAPEAKE CORE GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

===============================================================================================================
        SHARES      COMMON STOCKS -- 99.6% (CONTINUED)                                              VALUE
---------------------------------------------------------------------------------------------------------------
                    INSURANCE -- 4.6%
       485,124      CIGNA Corp.                                                                $     25,051,803
       295,400      MetLife, Inc.                                                                    17,788,988
                                                                                               ----------------
                                                                                                     42,840,791
                                                                                               ----------------
                    INTERNET -- 3.7%
        68,253      Google, Inc. *                                                                   34,809,030
                                                                                               ----------------

                    INVESTMENT COMPANIES -- 1.9%
       481,400      American Capital Strategies Ltd.                                                 18,278,758
                                                                                               ----------------

                    LODGING -- 2.8%
       269,611      Wynn Resorts Ltd. *                                                              26,033,638
                                                                                               ----------------

                    MACHINERY - DIVERSIFIED -- 2.1%
       164,440      Cummins, Inc.                                                                    19,519,028
                                                                                               ----------------

                    MEDIA -- 3.5%
     1,237,981      Comcast Corp. - Class A Special *                                                32,397,963
                                                                                               ----------------

                    MISCELLANEOUS MANUFACTURING -- 6.3%
       252,055      Danaher Corp.                                                                    18,823,467
       533,400      General Electric Co.                                                             20,674,584
       338,600      Honeywell International, Inc.                                                    19,472,886
                                                                                               ----------------
                                                                                                     58,970,937
                                                                                               ----------------
                    OFFICE/BUSINESS EQUIPMENT -- 1.0%
       537,050      Xerox Corp. *                                                                     9,376,893
                                                                                               ----------------

                    OIL & GAS SERVICES -- 4.1%
       172,700      National Oilwell Varco, Inc. *                                                   20,742,997
       319,650      Weatherford International Ltd.                                                   17,686,234
                                                                                               ----------------
                                                                                                     38,429,231
                                                                                               ----------------
                    PHARMACEUTICALS -- 1.9%
       356,800      Abbott Laboratories                                                              18,086,192
                                                                                               ----------------

                    REAL ESTATE -- 1.6%
       436,450      CB Richard Ellis Group, Inc. *                                                   15,240,834
                                                                                               ----------------

                    RETAIL -- 10.0%
       505,300      Best Buy Co., Inc.                                                               22,531,327
       170,623      Costco Wholesale Corp.                                                           10,203,255
       698,400      CVS Caremark Corp.                                                               24,576,696
       191,400      J.C. Penney Co., Inc.                                                            13,022,856
       133,700      Kohl's Corp. *                                                                    8,128,960
       691,600      Staples, Inc.                                                                    15,920,632
                                                                                               ----------------
                                                                                                     94,383,726
                                                                                               ----------------

THE CHESAPEAKE CORE GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

===============================================================================================================
        SHARES      COMMON STOCKS -- 99.6% (CONTINUED)                                              VALUE
---------------------------------------------------------------------------------------------------------------
                    SEMICONDUCTORS -- 8.2%
       567,800      Broadcom Corp. - Class A *                                                 $     18,629,518
       459,920      MEMC Electronic Materials, Inc. *                                                28,202,294
       485,700      Microsoft Corp.                                                                  14,080,443
       840,000      Oracle Corp. *                                                                   16,060,800
                                                                                               ----------------
                                                                                                     76,973,055
                                                                                               ----------------
                    SOFTWARE -- 2.5%
       593,685      Adobe Systems, Inc. *                                                            23,919,569
                                                                                               ----------------

                    TELECOMMUNICATIONS -- 6.7%
       404,370      American Movil S.A.B de C.V. - ADR Series L                                      24,213,676
     1,006,100      Corning, Inc.                                                                    23,985,424
       343,600      QUALCOMM, Inc.                                                                   14,310,940
                                                                                               ----------------
                                                                                                     62,510,040
                                                                                               ----------------

                    TOTAL COMMON STOCKS (Cost $826,905,162)                                    $    935,398,889
                                                                                               ----------------

===============================================================================================================
        SHARES      MONEY MARKET FUNDS -- 0.3%                                                      VALUE
---------------------------------------------------------------------------------------------------------------

     2,452,399      Merrimac U.S. Government Series Fund - Premium Class (Cost $2,452,399)     $      2,452,399
                                                                                               ----------------

                    TOTAL INVESTMENTS AT VALUE -- 99.9% (Cost $829,357,561)                    $    937,851,288

                    OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%                                     1,247,930
                                                                                               ----------------

                    NET ASSETS -- 100.0%                                                       $    939,099,218
                                                                                               ================


* Non-income producing security.
ADR - American Depositary Receipt

See accompanying notes to Schedule of Investments.

THE CHESAPEAKE CORE GROWTH FUND

NOTES TO SCHEDULE OF INVESTMENTS

JULY 31, 2007 (UNAUDITED)


1.  SECURITIES VALUATION

The Chesapeake Core Growth Fund's (the "Fund") investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales prices as of 4:00 p.m. Eastern Time. Securities traded on NASDAQ are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.


2. INVESTMENT TRANSACTIONS

Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.


3. FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of July 31, 2007:


                 Tax cost of portfolio investments               $  831,034,913
                                                                 ==============

                 Gross unrealized appreciation                   $  133,803,296
                 Gross unrealized depreciation                      (26,986,921)
                                                                 --------------

                 Net unrealized appreciation                     $  106,816,375
                                                                 ==============


The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to losses deferred due to wash sales.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gardner Lewis Investment Trust
             -------------------------------------------------------------------


By (Signature and Title)* /s/ W. Whitfield Gardner
                          ------------------------------------------------------
                          W. Whitfield Gardner, Chairman


Date September 19, 2007
     ------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /S/ W. Whitfield Gardner
                          ------------------------------------------------------
                          W. Whitfield Gardner, Chairman


Date September 19, 2007
     ------------------

By (Signature and Title)* /S/ Mark J. Seger
                          ------------------------------------------------------
                          Mark J. Seger, Treasurer


Date September 19, 2007
     ------------------


* Print the name and title of each signing officer under his or her signature.